Liabilities Subject to Compromise - Summary of Prepetition Liabilities Subject to Compromise (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Liabilities Subject to Compromise Disclosures [Abstract]
Loans and financing		R$ 49,129,546	R$ 49,265,232
Derivative financial instrument		104,694	104,694
Trade payables		2,139,312	2,158,852
Provision for civil contingencies-Anatel		9,333,795	7,764,994
Provision for pension plan		560,046	560,046
Other		43,334	43,334
Provision for labor contingencies		899,226	752,485
Provision for civil-other claims		2,929,275	3,096,487
Liabilities subject to compromise	[1]	R$ 65,139,228	R$ 63,746,124

[1]	The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor's List.